Investments in associates and joint ventures - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 47,710	$ (1,144)	$ 13,207
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(41,580)	(35,582)	(76,585)
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	76,451	23,444	68,521
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	12,883	10,994	21,271
Other minor investments [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ (44)	$ 0	$ 0